Commitments (Tables)	3 Months Ended
Mar. 31, 2019
Commitments [Abstract]
Summary of Lease Liabilities and Right-of-Use Assets

The table below summarizes the Company’s lease liabilities and corresponding right-of-use assets (in thousands):

March 31, 2019
Assets
Operating	$908
Financing	215
Total leased assets	$1,123

Liabilities
Current:
Operating	$215
Financing	130
Noncurrent:
Operating	693
Financing	85
Total lease liabilities	$1,123

Summary of Lease Costs

The table below summarizes the Company’s lease costs from its Unaudited Consolidated Statement of Operations, and cash payments from its Unaudited Consolidated Statement of Cash Flows during the three months ended March 31, 2019 (in thousands, except years and rates):

March 31, 2019
Lease expense:
Operating lease expense	$55
Finance lease expense:
Depreciation of right-of-use assets	33
Interest expense on lease liabilities	—
Total lease expense	$88

Cash payment information:
Operating cash used for operating leases	$55
Financing cash used for financing leases	28
Total cash paid for amounts included in the measurement of lease liabilities	$83

Weighted-average remaining lease term (years) - operating leases	7.9
Weighted-average remaining lease term (years) - finance leases	1.8
Weighted-average discount rate - operating leases	8.0%
Weighted-average discount rate - finance leases	5.0%

Summary of Future Minimum Annual Lease Payments under Operating and Financing Leases

The Company’s future minimum annual lease payments under operating and financing leases at March 31, 2019 are as follows in (thousands):

	Financing	Operating
	Leases	Leases
Remaining 2019	$100	$527
2020	120	690
2021	7	668
2022	—	281
2023	—	100
Thereafter	—	447
Total minimum lease payments	$227	$2,713
Less: amount representing interest	(13)	(495)
Present value of obligations under leases	214	2,218
Less: current portion	(130)	(700)
Noncurrent lease obligations	$84	$1,518